Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	$ 41,527
Impairment	(176)	$ (165)
Balance at end of period	40,430	41,527
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(4,358)	(3,656)
Effect of movements in foreign exchange	192	(16)
Amortization	(644)	(715)
Impairment	(176)	(165)
Disposals through sale and derecognition	73	62
Disposals through the sale of subsidiaries	3
Transfer (to)/from other asset categories and other movements	326	132
Balance at end of period	(4,585)	(4,358)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	45,885	46,108
Effect of movements in foreign exchange	(1,289)	(789)
Acquisitions through business combinations		162
Acquisitions and expenditures	760	557
Disposals through sale and derecognition	(98)	(142)
Disposals through the sale of subsidiaries	(3)
Transfer (to)/from other asset categories and other movements	(240)	(11)
Balance at end of period	45,015	45,885
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	39,386
Balance at end of period	38,320	39,386
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(41)
Impairment	(23)
Disposals through sale and derecognition	2
Transfer (to)/from other asset categories and other movements	(27)
Balance at end of period	(89)	(41)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	39,427
Effect of movements in foreign exchange	(1,017)
Acquisitions and expenditures	21
Disposals through sale and derecognition	(14)
Transfer (to)/from other asset categories and other movements	(8)
Balance at end of period	38,409	39,427
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	959
Balance at end of period	750	959
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,072)
Effect of movements in foreign exchange	62
Amortization	(218)
Disposals through sale and derecognition	19
Transfer (to)/from other asset categories and other movements	127
Balance at end of period	(2,082)	(2,072)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	3,031
Effect of movements in foreign exchange	(81)
Acquisitions and expenditures	23
Disposals through sale and derecognition	(22)
Transfer (to)/from other asset categories and other movements	(119)
Balance at end of period	2,832	3,031
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	791
Balance at end of period	1,056	791
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(2,181)
Effect of movements in foreign exchange	128
Amortization	(377)
Impairment	(1)
Disposals through sale and derecognition	46
Transfer (to)/from other asset categories and other movements	4
Balance at end of period	(2,381)	(2,181)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	2,972
Effect of movements in foreign exchange	(185)
Acquisitions and expenditures	457
Disposals through sale and derecognition	(47)
Transfer (to)/from other asset categories and other movements	240
Balance at end of period	3,437	2,972
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	391
Balance at end of period	304	391
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	(64)
Effect of movements in foreign exchange	2
Amortization	(49)
Impairment	(153)
Disposals through sale and derecognition	6
Disposals through the sale of subsidiaries	3
Transfer (to)/from other asset categories and other movements	222
Balance at end of period	(33)	(64)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year	455
Effect of movements in foreign exchange	(6)
Acquisitions and expenditures	259
Disposals through sale and derecognition	(15)
Disposals through the sale of subsidiaries	(3)
Transfer (to)/from other asset categories and other movements	(353)
Balance at end of period	$ 337	$ 455